Information About Non-controlling Interests - Summary of Changes in Ownership Interest on the Equity Attributable to Owners (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Carrying amount of non-controlling interests acquired	₩ 4,100	₩ (20,329)	₩ 3,022
Consideration paid to non-controlling interests	(231)	(38)	213,819
Effect of changes in equity (net amount)	₩ 3,869	₩ (20,367)	₩ 216,841